Income and Expenses - Summary of Other Operating Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Impairment of goodwill	$ 3	$ 8	$ 28
Others	14	3	12
Other expenses	$ 17	$ 11	$ 40